Insurance Contracts - Summary of Changes in Balances of Technical Reserves for Reinsurance Claims (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of changes in balances of technical reserves for reinsurance claims [Abstract]
Opening balance	R$ 52	R$ 52
Reported claims	21	70
Paid claims	(22)	(99)
Other increase / reversal	2	2
Monetary adjustment and interest of claims	4	27
Closing balance	R$ 57	R$ 52